EMPLOYEE BENEFITS - Long term inentive scheme (Details)	12 Months Ended
	Jun. 30, 2018 ZAR (R) shares	Jun. 30, 2017 ZAR (R) shares	Jun. 30, 2016 ZAR (R)
Employee benefits [Abstract]
Opening balance	R 30,700,000
Increase in long term incentive liability	17,200,000	R 10,000,000	R 29,900,000
Vested and paid	2,800,000	9,600,000
Total liability for long term incentive scheme	R 45,100,000	R 30,700,000
Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	0
Closing balance	13,200,000	0
LaterThanOneYearMember
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	30,700,000	30,300,000
Closing balance	31,900,000	30,700,000	30,300,000
Phantom shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	21,144,534	23,169,191
Granted | shares	0	0
Vested and paid | shares	955,067	1,502,747
Forfeited/lapsed | shares	0	521,910
Closing balance	20,189,467	21,144,534	23,169,191